Business combinations (Details Narrative) - BRL (R$) R$ in Thousands					12 Months Ended
	Jan. 02, 2023	May 23, 2022	Apr. 05, 2022	Mar. 04, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net revenue					R$ 2,875,913	R$ 2,329,057	R$ 1,719,371
Income loss before income taxes					429,582	428,433	R$ 273,462
Acquisition Of Del Rey [Member]
IfrsStatementLineItems [Line Items]
Acquired share capital	100.00%
Acquired purchase price	The original aggregate purchase price of R$832,236 was adjusted by R$16,000, in favor of the Company, to R$816,236 comprised by: i) R$809,000 of which R$575,000 was paid in cash on the transaction closing date, and R$234,000 is payable in cash in three annual installments, respectively, of R$134,000 in January 2024, R$50,000 in January 2025 and R$50,000 in January 2026, adjusted by the SELIC rate; and ii) offer of AFYA’s digital solutions free of charge until December 31, 2030, for students of medicine of universities owned by the sellers which are not part of the transaction. The fair value of this service was estimated at R$7,236 at the acquisition date. There are 84 additional seats still pending approval which, if approved by MEC, will result in a potential additional payment of up to R$105,000. Given the future event that will trigger the potential payout is not under the Company’s control, the probability of such payout cannot be reliably estimated and accordingly the contingent consideration was not measured at the acquisition date. Should the additional seats be approved, it will result in additional licenses, which will be measured accordingly if and when approved.
Transaction costs	R$ 12,332
Net revenue					240,107
Income loss before income taxes					82,147
Alem Da Medicina [member]
IfrsStatementLineItems [Line Items]
Acquired share capital				100.00%
Acquired purchase price				The aggregate purchase price of R$26,789 is comprised by: i) R$14,952 paid in cash on the transaction closing date; ii) an earn-out (“contingent consideration”) of up to R$19,200 is payable in connection with revenue target achievements for 2023 and 2024; and iii) price adjustment related to net debt of R$763 in favor of selling shareholders. The contingent consideration of R$11,074 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs				R$ 227
Net revenue				12,859
Income loss before income taxes				R$ 1,448
Increase in revenue						2,529
Increase in income before income taxes						867
Acquisition Of Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Acquired share capital			100.00%
Acquired purchase price			The aggregate purchase price of R$42,013 is comprised by: i) R$34,924 paid in cash on the transaction closing date; ii) an earn-out (“contingent consideration”) of up of R$15,000 is payable in connection with revenue target achievements for 2023 and 2024 and other goals; and iii) price adjustment related to net debt of R$333 in favor of Afya Brazil. The contingent consideration of R$7,422 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs			R$ 274
Cardio Papers [Member]
IfrsStatementLineItems [Line Items]
Net revenue			9,934
Income loss before income taxes			R$ 2,352
Increase in revenue						2,117
Decrease in income before income taxes						R$ 2,041
Acquisition Of Glic [Member]
IfrsStatementLineItems [Line Items]
Acquired share capital		100.00%
Acquired purchase price		The aggregate purchase price of R$30,597 is comprised by: i) R$21,602 paid in cash on the transaction closing date and ii) an earn-out (“contingent consideration”) of up of R$12,000 is payable in connection with revenue target achievements for 2023 and 2024 and product development goals. The contingent consideration of R$8,995 is based on the present value of the obligation considering the facts and circumstances at the acquisition date.
Transaction costs		R$ 222
Glic [member]
IfrsStatementLineItems [Line Items]
Net revenue		389
Income loss before income taxes		R$ 1,539
Increase in revenue					173
Decrease in income before income taxes					R$ 700